Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000257572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1642.50%)
C000257572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1739.50%
C000252251 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252251 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252251 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252251 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252251 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252251 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252251 [Member] | Bid Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252251 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000252251 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252251 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000252251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000252251 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000252251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000252251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000252251 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000252251 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238354 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238354 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000238354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000238354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000238354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000238354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000238354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000238354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000238354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000030351 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030351 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000030351 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030351 [Member] | Samsara Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030351 [Member] | AST SpaceMobile Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030351 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030351 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030351 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000030351 [Member] | Medline Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030351 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000030351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000030351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000030351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000030351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000030351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000030351 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000252253 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252253 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000252253 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252253 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252253 [Member] | Societe Generale S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252253 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252253 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000252253 [Member] | Sony Group Corp ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252253 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252253 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000252253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000252253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000252253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000252253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000252253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000252253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000252253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261438 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261438 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1304.90%)
C000261438 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000261438 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1402.70%
C000047627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047627 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047627 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047627 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	80.30%
C000047627 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047627 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000047627 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000047627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000241319 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241319 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000241319 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241319 [Member] | Commercial Metals Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241319 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000241319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000241319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000241319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000241319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000241319 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000222997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222997 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000222997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000222997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000191287 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Procter And Gamble The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191287 [Member] | Walt Disney The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191287 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191287 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000191287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000191287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000191287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000191287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000191287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000191287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000191287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000191287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000191287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033929 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033929 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033929 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033929 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033929 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033929 [Member] | Exact Sciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033929 [Member] | Bruker Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033929 [Member] | ACADIA Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033929 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033929 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033929 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	80.10%
C000033929 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000033929 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033929 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047628 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000047628 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047628 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047628 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047628 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000047628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000047628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000047628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000047628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000047628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041643 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000041643 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000041643 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000041643 [Member] | Acuity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000041643 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000041643 [Member] | Brookfield Renewable Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000041643 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000041643 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000041643 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000041643 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000041643 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000041643 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000041643 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000041643 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000041643 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000041643 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000041643 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000041643 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000041643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000035622 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000035622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000035622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000035622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000035622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000035622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000035622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000035622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000244355 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244355 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000244355 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000244355 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244355 [Member] | EPAM Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244355 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244355 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244355 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000244355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000244355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000244355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000244355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000244355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000244355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000244355 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000244355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238091 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000238091 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238091 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000238091 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238091 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238091 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238091 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238091 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238091 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238091 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000238091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000238091 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238091 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000201408 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201408 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201408 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201408 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201408 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201408 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201408 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201408 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201408 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000201408 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000201408 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000201408 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000201408 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000201408 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000201408 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000201408 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000037851 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | Huntington Ingalls Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000037851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000037851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000037851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000037851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000037851 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000037851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000078718 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000078718 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078718 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000078718 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000078718 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000078718 [Member] | TFS Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078718 [Member] | United Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000078718 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000078718 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000078718 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000078718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000078718 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000078718 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000078718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222996 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	142.20%
C000222996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.50%)
C000222996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047557 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000047557 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000047557 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047557 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047557 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047557 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047557 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047557 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000047557 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000047557 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047557 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000047557 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000047557 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000047557 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000047557 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000047557 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000047557 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000047557 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000047557 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047557 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030350 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000030350 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000030350 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030350 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000030350 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000030350 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000030350 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000030350 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000030350 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030350 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000030350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000030350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000030350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000030350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000030350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000030350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000030478 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030478 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Atlassian Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000030478 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000030478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000034137 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034137 [Member] | Expeditors International of Washington Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034137 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034137 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000034137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034137 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000034137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000034137 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000034137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000034137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000034137 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000037913 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Takeda Pharmaceutical Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Rogers Communications Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000037913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000037913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000037913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000037913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000037913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000037913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000037913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000037913 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000037913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000029773 [Member] | Ameresco Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029773 [Member] | Horizon Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029773 [Member] | Universal Insurance Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000029773 [Member] | Central Pacific Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000029773 [Member] | Hanmi Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000029773 [Member] | TETRA Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029773 [Member] | GigaCloud Technology Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | Deluxe Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | Plymouth Industrial REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Stoke Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000029773 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000029773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000029773 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
C000029773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000029773 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000029773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000029773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000029773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000029773 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000029773 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030477 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030477 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030477 [Member] | Atlassian Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030477 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030477 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000030477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000030477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000030477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000030477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000030477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033930 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033930 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000033930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000033930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033930 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033930 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033930 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033930 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000033930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000033930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000033930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000033930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000257115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257115 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257115 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1062.80%)
C000257115 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000257115 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1161.60%
C000264342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264342 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264342 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1358.00%)
C000264342 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000264342 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1456.20%